Reserves - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trailing period for expected volatility	36 months
Description of share option grants	The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.
Weighted average share price at the time of exercise	$ 125.29	$ 71.68
Stock Options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued	seven
Vesting period	three
Stock Options [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued	five
Vesting period	two
RSU [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	three
RSU [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	two